Note 6 - Vessels, Net and Vessels Held for Sale (Detail) (USD $)	Dec. 31, 2011	Dec. 31, 2011 Gas Tiny [Member]	Dec. 16, 2011 Gas Tiny [Member]	Sep. 30, 2012 Gas Husky and Gas Esco [Member]	May 04, 2012 Gas Kalogeros [Member]	Sep. 30, 2012 Gas Tiny and Gas Kalogeros [Member]
Significant Acquisitions and Disposals, Acquisition Costs or Sale Proceeds			$ 2,400,000	$ 65,661,576	$ 16,800,000
Assets Held-for-sale, Current	921,285	921,285
Significant Acquisitions and Disposals, Gain (Loss) on Sale or Disposal, Pretax						$ 1,372,409